Acquisitions - Summary of Allocation of Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
2018 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment		$ 8,648
Asset acquisition costs		336
Current assets		1,041
Current liabilities		(355)
Total		73,638
Goodwill		182,117
2018 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		57,105
2018 Acquisitions [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		342
2018 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets		$ 6,521
2017 Acquisitions [Member]
Business Acquisition [Line Items]
Property, plant and equipment	$ 43,483
Asset acquisition costs	529
Current assets	3,583
Current liabilities	(1,733)
Total	300,185
Goodwill	13,925
Long–term liabilities	(3,335)
2017 Acquisitions [Member] | Site Locations [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	216,510
2017 Acquisitions [Member] | Non-competition Agreements [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	826
2017 Acquisitions [Member] | Customer Lists and Contracts [Member]
Business Acquisition [Line Items]
Finite lived intangible assets	$ 26,397